Income Tax - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Tax [Abstract]
Net income (loss) before tax	€ (63,984)	€ (20,759)		€ 3,049
Statutory tax rate	28.00%	31.00%		33.33%
Income tax benefit / (expense) calculated at statutory tax rate	€ 17,916	€ 6,435		€ (1,016)
Differences in tax rates	128	137		0
Research tax credit	3,961	5,021		4,500
Provision for defined benefit obligations	(117)	(20)		(359)
Share-based compensation	(693)	(1,186)		(902)
Revenue from collaboration agreements	8,824	(5,251)		(1,830)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(15,746)	(5,136)		(214)
Carry-back	0	0		333
Impact linked to intra-group merger operations	(16,288)	0		0
Impact linked to the exercise of a real estate leasing option	(1,103)	0		0
Others differences	3,118	0		(179)
Income tax benefit / (expense)	€ 0	€ 0		€ 333
Effective tax rate	0.00%	0.00%		0.93%
Deferred tax income / (loss)	€ 0	€ 0		€ 0
Income tax benefit / (expense)	€ 0	€ 0	[1]	€ 333

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.